BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - Sira Acquisition (Details)	Aug. 31, 2020 USD ($)	May 24, 2019 USD ($) EquityInstruments	Dec. 31, 2020 USD ($)
Acquisition-date fair value of total consideration transferred [abstract]
Exchangeable stock exchange ratio			1
Sira Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash		$ 17,500,000
Debt Payable		5,000,000
Shares Issued		29,200,000
Contingent Consideration		21,820,132	$ 21,821,132
Inventory Payment	$ 6,091,357	6,091,357	3,936,522
Working Capital Receivable		(403,552)
Total Consideration		79,173,075
Amount equal to the fair market value of inventory above a target level		$ 800,000
Portion of inventory payment at closing		0.3333
Maximum inventory payment at closing		$ 2,500,000
Portion of inventory payment as consideration payable		0.6667
Sira Acquisition | Bottom of range
Acquisition-date fair value of total consideration transferred [abstract]
Period of monthly payment	10 months
Sira Acquisition | Top of range
Acquisition-date fair value of total consideration transferred [abstract]
Period of monthly payment	25 months
Sira Acquisition | Promissory Notes Payable Sira Agreement [member]
Acquisition-date fair value of total consideration transferred [abstract]
Promissory note		$ 5,000,000	$ 5,000,000
Sira Acquisition | Exchangeable Shares
Acquisition-date fair value of total consideration transferred [abstract]
Shares Issued		$ 29,165,138
Shares Issued, shares | EquityInstruments		1,885,606
Exchangeable stock exchange ratio		1
Lock-up provision		12 months